Inventories - Additional Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Classes of current inventories [abstract]
Inventory write-down	$ 46,904	$ 0
Inventories expensed to cost of revenue	$ 59,398	$ 105,829	$ 9,926